Accrued Liabilities (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Accrued Liabilities [Abstract]
Accrued wages and benefits(1)	$ 5,814	$ 4,954
Self-insurance(2)	3,414	3,306
Accrued non-income taxes(3)	2,544	2,592
Other(4)	7,835	8,300
Accrued liabilities	$ 19,607	$ 19,152